Recent Accounting Pronouncements	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Recent Accounting Pronouncements [Text Block]

4. Recent Accounting Pronouncements

 The following pronouncement is issued but not yet effective:

a) IFRS 16, Leases

IFRS 16, Leases ("IFRS 16") was issued by the IASB in January 2016, and will replace IAS 17 Leases ("IAS 17"). IFRS 16 specifies the methodology to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases except for short-term leases and leases with low value assets. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. A lessee will apply IFRS 16 to its leases either retrospectively to each prior reporting period presented; or retrospectively with the cumulative effect of initially applying IFRS 16 being recognized at the date of initial application.

The Company will adopt this standard effective September 1, 2019. Under this standard, the present value of lease commitments will be shown as a liability on the balance sheet together with an asset representing the right of use, including those leases classified as operating leases under the current standard IAS 17. This implies higher amounts of depreciation expense on the right of use assets and interest expense on lease liabilities will be recorded in the Company's statement of comprehensive loss in fiscal 2020 and future years. Additionally, a corresponding reduction in corporate and administrative expenses is expected from the elimination of lease expense.

The Company is in the process of completing its review and analysis of IFRS 16 and will apply IFRS 16 from the adoption date of September 1, 2019. The Company intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets and lease liabilities will be measured at the amount of the lease liability on adoption. Based on the information currently available, the Company estimates that it will recognize a lease liability and a right of use asset of approximately $1,019,000 relating to the lease of its office premises as at September 1, 2019.